                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
   Certified Shareholder Report of Registered Management Investment Companies

                                    811-6082

                      (Investment Company Act File Number)

                           The Riverfront Funds, Inc.
         _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)

                      Riverfront Large Company Select Fund
                            Riverfront Balanced Fund
                      Riverfront Small Company Select Fund
                          Riverfront Select Value Fund
                     Riverfront U.S. Government Income Fund
               Riverfront U.S. Government Secs. Money Market Fund
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           Timothy S. Johnson, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                       Date of Fiscal Year End: 12/31/2003

               Date of Reporting Period: Six months ended 6/30/03

Item 1.     Reports to Stockholders

Semi-Annual Report

June 30, 2003

The Riverfront Large Company Select Fund
The Riverfront Balanced Fund
The Riverfront Small Company Select Fund
The Riverfront Select Value Fund
The Riverfront U.S. Government Income Fund

The Riverfront U.S. Government Securities Money Market Fund

NOT FDIC INSURED	NO BANK GUARANTEE	MAY LOSE VALUE

[Logo of Riverfront Funds]

Table of Contents

The Riverfront Funds

Financial Highlights	2
Schedule of Portfolio Investments	6
Notes to Portfolio of Investments	16
Statements of Assets and Liabilities	17
Statements of Operations	19
Statements of Changes in Net Assets	21
Notes to Financial Statements	23

Financial Hightlights

The Riverfront Funds

Year Ended December 31,	Net Asset Value, beginning of period	Net Investment Income (Operating Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions in Excess of Net Investment Income	Distributions from Net Realized Gain on Investments	Total Distributions
Large Company Select Fund--Investor A Shares
1998	$ 11.34	(0.05)	4.47	4.42	0.00	0.00	(1.87)	(1.87)
1999	$ 13.89	(0.10)	4.76	4.66	0.00	0.00	(0.96)	(0.96)
2000	$ 17.59	(0.12)	(3.41)	(3.53)	0.00	0.00	(1.68)	(1.68)
2001	$ 12.38	(0.10)	(3.26)	(3.36)	0.00	0.00	0.00	0.00
2002	$ 9.02	(0.08)	(2.32)	(2.40)	0.00	0.00	0.00	0.00
2003(b)	$ 6.62	(0.02)	0.59	0.57	0.00	0.00	0.00	0.00
Large Company Select Fund--Investor B Shares
1998	$ 11.28	(0.10)	4.38	4.28	0.00	0.00	(1.87)	(1.87)
1999	$ 13.69	(0.18)	4.63	4.45	0.00	0.00	(0.96)	(0.96)
2000	$ 17.18	(0.22)	(3.33)	(3.55)	0.00	0.00	(1.68)	(1.68)
2001	$ 11.95	(0.17)	(3.14)	(3.31)	0.00	0.00	0.00	0.00
2002	$ 8.64	(0.12)	(2.23)	(2.35)	0.00	0.00	0.00	0.00
2003(b)	$ 6.29	(0.04)	0.56	0.52	0.00	0.00	0.00	0.00
Balanced Fund--Investor A Shares
1998	$ 12.30	0.23	2.84	3.07	(0.23)	0.00	(2.10)	(2.33)
1999	$ 13.04	0.18	1.51	1.69	(0.18)	0.00	(1.15)	(1.33)
2000	$ 13.40	0.18	0.01	0.19	(0.18)	0.00	(1.33)	(1.51)
2001	$ 12.08	0.10	(1.97)	(1.87)	(0.09)	0.00	0.00	(0.09)
2002	$ 10.12	0.07	(1.60)	(1.53)	(0.05)	0.00	0.00	(0.05)
2003(b)	$ 8.54	0.03	0.57	0.60	0.00	0.00	0.00	0.00
Balanced Fund--Investor B Shares
1998	$ 12.71	0.11	2.95	3.06	(0.11)	0.00	(2.10)	(2.21)
1999	$ 13.56	0.07	1.56	1.63	(0.07)	0.00	(1.15)	(1.22)
2000	$ 13.97	0.06	0.03	0.09	(0.06)	0.00	(1.33)	(1.39)
2001	$ 12.67	0.01	(2.06)	(2.05)	(0.01)	0.00	0.00	(0.01)
2002	$ 10.61	(0.01)	(1.66)	(1.67)	0.00	0.00	0.00	0.00
2003(b)	$ 8.94	(0.01)	0.60	0.59	0.00	0.00	0.00	0.00
Small Company Select Fund--Investor A Shares
1998	$ 9.17	(0.09)	(0.01)	(0.10)	0.00	0.00	(1.18)	(1.18)
1999	$ 7.89	(0.14)	3.85	3.71	0.00	0.00	(0.16)	(0.16)
2000	$ 11.44	(0.13)	(2.32)	(2.45)	0.00	0.00	(1.50)	(1.50)
2001	$ 7.49	(0.11)	(2.98)	(3.09)	0.00	0.00	0.00	0.00
2002	$ 4.40	(0.11)	(1.06)	(1.17)	0.00	0.00	0.00	0.00
2003(b)	$ 3.23	(0.04)	0.54	0.49	0.00	0.00	0.00	0.00
Small Company Select Fund--Investor B Shares
1998	$ 9.49	(0.15)	(0.02)	(0.17)	0.00	0.00	(1.18)	(1.18)
1999	$ 8.14	(0.20)	3.94	3.74	0.00	0.00	(0.16)	(0.16)
2000	$ 11.72	(0.20)	(2.39)	(2.59)	0.00	0.00	(1.50)	(1.50)
2001	$ 7.63	(0.16)	(3.02)	(3.18)	0.00	0.00	0.00	0.00
2002	$ 4.45	(0.14)	(1.06)	(1.20)	0.00	0.00	0.00	0.00
2003(b)	$ 3.25	(0.06)	0.53	0.47	0.00	0.00	0.00	0.00

(a) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(b) Six months ended June 30, 2003. (unaudited).

(c) Reflects operations for the period from May 2, 2001 (date of initial public investment) to December 31, 2001.

(d) Reflects a cumulative total return since inception.

(e) Computed on annualized basis.

Net Asset Value, end of period	Total Return	Expenses	Net Investment Income (Operating Loss)	(a) Expense Waiver/ Reimbursement	Net Assets, end of period (000 omitted)	Portfolio Turnover Rate

$ 13.89	39.03%	1.66%	(0.48)%	0.00%	$ 58,801	69%
$ 17.59	33.57%	1.51%	(0.75)%	0.00%	$ 81,318	35%
$ 12.38	(20.09)%	1.51%	(0.80)%	0.00%	$ 68,611	81%
$ 9.02	(27.14)%	1.69%	(0.83)%	0.00%	$ 37,261	88%
$ 6.62	(26.61)%	1.86%	(0.76)%	0.00%	$ 17,947	66%
$ 7.19	8.61%	1.96%	(0.57)%	0.00%	$ 18,645	67%

$ 13.69	38.00%	2.41%	(1.28)%	0.00%	$ 9,416	69%
$ 17.18	32.52%	2.26%	(1.50)%	0.00%	$ 25,793	35%
$ 11.95	(20.69)%	2.26%	(1.55)%	0.00%	$ 25,177	81%
$ 8.64	(27.70)%	2.44%	(1.59)%	0.00%	$ 15,700	88%
$ 6.29	(27.20)%	2.61%	(1.51)%	0.00%	$ 9,656	66%
$ 6.81	8.27%	2.71%	(1.32)%	0.00%	$ 9,607	67%

$ 13.04	25.29%	1.69%	1.65%	0.16%	$ 11,247	118%
$ 13.40	13.15%	1.61%	1.32%	0.16%	$ 12,962	51%
$ 12.08	1.41%	1.53%	1.25%	0.16%	$ 11,748	54%
$ 10.12	(15.56)%	1.73%	0.82%	0.12%	$ 9,112	89%
$ 8.54	(15.14)%	1.99%	0.65%	0.10%	$ 6,137	112%
$ 9.14	7.03%	2.08%	0.62%	0.10%	$ 7,314	15%

$ 13.56	24.34%	2.50%	0.84%	0.10%	$ 13,895	118%
$ 13.97	12.10%	2.42%	0.52%	0.10%	$ 17,167	51%
$ 12.67	0.66%	2.34%	0.45%	0.10%	$ 17,796	54%
$ 10.61	(16.20)%	2.49%	0.05%	0.10%	$ 11,949	89%
$ 8.94	(15.74)%	2.74%	(0.10)%	0.10%	$ 7,136	112%
$ 9.53	6.60%	2.83%	(0.12)%	0.10%	$ 5,902	15%

$ 7.89	(2.26)%	1.97%	(1.08)%	0.00%	$ 19,826	114%
$ 11.44	47.08%	1.96%	(1.62)%	0.00%	$ 23,633	65%
$ 7.49	(21.08)%	1.72%	(1.30)%	0.00%	$ 18,806	53%
$ 4.40	(41.26)%	2.23%	(1.97) %	0.00%	$ 9,811	59%
$ 3.23	(26.59)%	2.79%	(2.34) %	0.00%	$ 5,076	118%
$ 3.72	15.17%	3.20%	(2.65)%	0.00%	$ 6,102	59%

$ 8.14	(2.96)%	2.72%	(1.88)%	0.00%	$ 1,455	114%
$ 11.72	46.01%	2.71%	(2.37)%	0.00%	$ 1,931	65%
$ 7.63	(21.76)%	2.45%	(2.04)%	0.00%	$ 2,072	53%
$ 4.45	(41.68)%	2.97%	(2.71)%	0.00%	$ 1,001	59%
$ 3.25	(26.97)%	3.54%	(3.09)%	0.00%	$ 550	118%
$ 3.72	14.46%	3.41%	(3.95)%	0.00%	$ 570	59%

Year Ended December 31,	Net Asset Value, beginning of period	Net Investment Income (Operating Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions in Excess of Net Investment Income	Distributions from Net Realized Gain on Investments	Total Distributions
Select Value Fund--Investor A Shares
1998	$ 11.68	0.12	0.25	0.37	(0.12)	0.00	(1.46)	(1.58)
1999	$ 10.47	0.03	0.75	0.78	0.00	(0.03)	0.00	(0.03)
2000	$ 11.22	(0.04)	(0.29)	(0.33)	0.00	0.00	0.00	0.00
2001	$ 10.89	(0.02)	(2.05)	(2.07)	0.00	0.00	0.00	0.00
2002	$ 8.82	0.03	(2.21)	(2.18)	(0.02)	0.00	0.00	(0.02)
2003(b)	$ 6.62	0.01	0.78	0.79	0.00	0.00	0.00	0.00
Select Value Fund--Investor B Shares
1998	$ 11.98	0.03	0.25	0.28	(0.04)	0.00	(1.46)	(1.50)
1999	$ 10.76	(0.07)	0.79	0.72	0.00	(0.01)	0.00	(0.01)
2000	$ 11.47	(0.14)	(0.28)	(0.42)	0.00	0.00	0.00	0.00
2001	$ 11.05	(0.12)	(2.05)	(2.17)	0.00	0.00	0.00	0.00
2002	$ 8.88	(0.04)	(2.21)	(2.25)	0.00	0.00	0.00	0.00
2003(b)	$ 6.63	(0.05)	0.82	0.77	0.00	0.00	0.00	0.00
U.S. Government Income Fund--Investor A Shares
1998	$ 9.48	0.47	0.17	0.64	(0.47)	0.00	0.00	(0.47)
1999	$ 9.65	0.48	(0.62)	(0.14)	(0.49)	0.00	0.00	(0.49)
2000	$ 9.02	0.50	0.46	0.96	(0.50)	0.00	0.00	(0.50)
2001	$ 9.48	0.47	0.24	0.71	(0.47)	0.00	(0.07)	(0.54)
2002	$ 9.65	0.33	0.39	0.72	(0.33)	0.00	(0.28)	(0.61)
2003(b)	$ 9.76	0.18	0.05	0.23	(0.09)	0.00	0.00	(0.09)
U.S. Government Income Fund--Investor B Shares
1998	$ 10.68	0.44	0.19	0.63	(0.38)	0.00	0.00	(0.38)
1999	$ 10.93	0.45	(0.69)	(0.24)	(0.41)	0.00	0.00	(0.41)
2000	$ 10.28	0.49	0.53	1.02	(0.41)	0.00	0.00	(0.41)
2001	$ 10.89	0.42	0.30	0.72	(0.38)	0.00	(0.07)	(0.45)
2002	$ 11.16	0.29	0.47	0.76	(0.26)	0.00	(0.27)	(0.53)
2003(b)	$ 11.39	0.13	0.10	0.23	(0.05)	0.00	0.00	(0.05)
U.S. Government Securities Money Market Fund--Investor A Shares
1998	$ 1.000	0.048	0.000	0.048	(0.048)	0.000	0.000	(0.048)
1999	$ 1.000	0.045	0.000	0.045	(0.045)	0.000	0.000	(0.045)
2000	$ 1.000	0.057	0.000	0.057	(0.057)	0.000	0.000	(0.057)
2001	$ 1.000	0.035	0.000	0.035	(0.035)	0.000	0.000	(0.035)
2002	$ 1.000	0.010	0.000	0.010	(0.010)	0.000	0.000	(0.010)
2003(b)	$ 1.000	0.003	0.000	0.003	(0.003)	0.000	0.000	(0.003)
U.S. Government Securities Money Market Fund--Institutional Shares
2001(c)	$ 1.000	0.020	0.000	0.020	(0.020)	0.000	0.000	(0.020)
2002	$ 1.000	0.013	0.000	0.013	(0.013)	0.000	0.000	(0.013)
2003(b)	$ 1.000	0.004	0.000	0.004	(0.004)	0.000	0.000	(0.004)

(a) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(b) Six months ended June 30, 2003. (unaudited).

(c) Reflects operations for the period from May 2, 2001 (date of initial public investment) to December 31, 2001.

(d) Reflects a cumulative total return since inception.

(e) Computed on annualized basis.

Net Asset Value, end of period	Total Return	Expenses	Net Investment Income (Operating Loss)	(a) Expense Waiver/ Reimbursement	Net Assets, end of period (000 omitted)	Portfolio Turnover Rate

$ 10.47	3.37%	1.76%	1.03%	0.03%	$ 77,144	129%
$ 11.22	7.44%	1.84%	0.22%	0.03%	$ 26,075	128%
$ 10.89	(2.94%	1.71%	(0.41)%	0.13%	$ 26,152	43%
$ 8.82	(19.01)%	1.76%	(0.23)%	0.11%	$ 18,928	35%
$ 6.62	(24.73)%	1.92%	0.34%	0.10%	$ 10,906	117%
$ 7.41	11.93%	2.07%	0.13%	0.10%	$ 13,555	25%

$ 10.76	2.51%	2.54%	0.25%	0.00%	$ 16,563	129%
$ 11.47	6.65%	2.63%	(0.50)%	0.00%	$ 11,574	128%
$ 11.05	(3.66)%	2.50%	(1.21)%	0.10%	$ 9,507	43%
$ 8.88	(19.64)%	2.53%	(1.01)%	0.10%	$ 6,050	35%
$ 6.63	(25.34)%	2.67%	(0.41)%	0.10%	$ 3,471	117%
$ 7.40	11.61%	2.82%	(0.61)%	0.10%	$ 3,172	25%

$ 9.65	6.95%	1.12%	4.90%	0.06%	$ 43,411	109%
$ 9.02	(1.43)%	1.08%	5.18%	0.06%	$ 36,720	74%
$ 9.48	11.01%	1.05%	5.46%	0.06%	$ 43,412	69%
$ 9.65	7.67%	1.10%	4.84%	0.02%	$ 45,573	65%
$ 9.76	7.64%	1.19%	3.44%	0.00%	$ 44,018	398%
$ 9.90	2.38%	1.16%	1.85%	0.00%	$ 45,577	276%

$ 10.93	6.03%	1.93%	4.09%	0.00%	$ 1,294	109%
$ 10.28	(2.25)%	1.89%	4.40%	0.00%	$ 1,554	74%
$ 10.89	10.19%	1.86%	4.66%	0.00%	$ 1,531	69%
$ 11.16	6.75%	1.87%	4.04%	0.00%	$ 1,953	65%
$ 11.39	6.89%	1.94%	2.53%	0.00%	$ 4,839	398%
$ 11.57	1.99%	1.91%	1.09%	0.00%	$ 4,796	276%

$1.000	4.93%	0.66%	4.82%	0.15%	$ 188,847	N/A
$1.000	4.61%	0.58%	4.53%	0.15%	$ 194,528	N/A
$1.000	5.85%	0.56%	5.68%	0.15%	$ 162,804	N/A
$1.000	3.54%	0.66%	3.41%	0.05%	$ 180,951	N/A
$1.000	1.03%	0.72%	1.03%	0.00%	$ 173,650	N/A
$1.000	0.26%	0.73%	0.53%	0.00%	$ 175,072	N/A

$ 1.000	1.97%(d)	0.46%(e)	2.95%(e)	0.00%(e)	$ 25,976	N/A
$ 1.000	1.28%	0.47%	1.26%	0.00%	$ 46,505	N/A
$ 1.000	0.38%	0.48%	0.78%	0.00%	$ 44,568	N/A

Schedule of Portfolio Investments

The Riverfront Funds
Large Company Select Fund

June 30, 2003 (unaudited)

Shares			Market Value
COMMON STOCKS (97.2%)
Aerospace (2.3%)
24,900		Rockwell Collins	$ 613,287

Banks (1.8%)
6,000		Capital One Financial Co.	295,080
3,000		Fannie Mae Corp.	202,320

		TOTAL	497,400

Beverages (4.1%)
6,000		Anheuser-Busch Cos., Inc.	306,300
16,000		Coca-Cola Co.	742,560
5,000	(1)	Starbucks Corp.	122,600

		TOTAL	1,171,460

Broadcast (0.7%)
7,000	(1)	Fox Entertainment Group	201,460

Chemicals (1.2%)
6,000		Sigma-Aldrich Corp.	325,080

Computers & Peripherals (9.3%)
59,350	(1)	Cisco Systems, Inc.	984,616
27,700	(1)	Dell Computer Corp.	885,292
3,000		International Business Machines Corp.	247,500
7,200	(1)	Lexmark International Group	509,544

		TOTAL	2,626,952

Consumer Goods & Services (4.0%)
10,000		Clorox Co.	426,500
8,000		Procter & Gamble Co.	713,440

		TOTAL	1,139,940

Data Processing (0.9%)
6,000		First Data Corp.	248,640
Diversified (8.3%)
34,000		General Electric Co.	975,120
5,800		General Mills, Inc.	274,978
7,400		H.J. Heinz Co.	244,052
5,000		Illinois Tool Works, Inc.	329,250
26,900		Tyco International, Ltd.	510,562

		TOTAL	2,333,962

E-Commerce (0.9%)
2,500	(1)	eBay, Inc.	260,450

Financial Services (3.7%)
10,000		American Express Co.	418,100
4,000		J.P. Morgan Chase & Co.	136,720
9,300		SLM Holding Corp.	364,281
3,500		State Street Corp.	137,900

		TOTAL	1,057,001

Food--Diversified (0.8%)
6,900		Kellogg Co.	237,153

COMMON STOCKS, continued
Independent Power Producer (3.2%)
25,000		Rockwell Automation, Inc.	$ 596,000
10,000		Southern Co.	311,600

		TOTAL	907,600

Insurance (2.9%)
2,500		Aetna	150,500
8,000		Marsh & McLennan Cos., Inc.	408,560
5,000		United Health Group, Inc.	251,250

		TOTAL	810,310

Internet Services (0.6%)
4,000	(1)	Symantec Corp.	175,440

Medical--Biotech (1.2%)
8,000	(1)	Chiron Corp	349,760

Medical--Drugs (3.3%)
6,500		Abbott Laboratories	284,440
24,000		Bristol-Myers Squibb Co.	651,600

		TOTAL	936,040

Medical--HMO (0.8%)
3,000	(1)	Anthem	231,450

Medical Supplies (7.8%)
3,900		Cardinal Health, Inc.	250,770
7,000		Guidant Corp.	310,730
14,700		Johnson & Johnson	759,990
9,000		Medtronic, Inc.	431,730
8,000		St. Jude Medical, Inc.	460,000

		TOTAL	2,213,220

Pharmaceuticals (11.1%)
9,875	(1)	Amgen, Inc.	661,428
8,500		Eli Lilly & Co.	586,245
14,000		Merck & Co., Inc.	847,700
30,500		Pfizer, Inc.	1,041,575

		TOTAL	3,136,948

Retails (8.9%)
3,000	(1)	Bed Bath & Beyond, Inc.	116,430
22,000		Gap, Inc./The	412,720
6,000		Lowe's Companies, Inc.	257,700
6,000		Target Corp.	227,040
18,100		Walgreen Co.	544,810
18,000		Wal-Mart Stores, Inc.	966,060

		TOTAL	2,524,760

Semiconductors (4.5%)
44,550		Intel Corp.	925,749
7,000	(1)	QLogic Corp.	338,310

		TOTAL	1,264,059

COMMON STOCKS, continued
Software & Computer Services (8.9%)
14,000	(1)	BMC Software, Inc.	$ 228,620
24,000	(1)	Citrix Systems, Inc.	488,640
20,000		Hewlett-Packard Co.	426,000
32,250		Microsoft Corp.	825,922
38,000	(1)	Oracle Corp.	456,760
3,000	(1)	Veritas Software Corp.	86,010

		TOTAL	2,511,952

Telecommunication--Equipment (0.3%)
4,000		Scientific-Atlanta, Inc.	95,360

Toys (0.7%)
10,000		Mattel, Inc.	189,200

Transportation (0.7%)
5,000		Harley-Davidson, Inc.	199,300

COMMON STOCKS, continued
Utilities--Telecommunications (4.3%)
37,350	(1)	Nextel Communications, Inc.	$ 675,288
6,900		Qualcomm, Inc.	$ 246,675
7,000		Verizon Communications, Inc.	276,150

		TOTAL	1,198,113

TOTAL COMMON STOCKS (IDENTIFIED COST $27,284,446)			27,456,297

INVESTMENT COMPANIES (2.9%)
808,128		AIM Institutional Money Market Fund (at net asset value)	808,128

TOTAL INVESTMENTS (100.1%) (4) (IDENTIFIED COST $28,092,574)			28,264,425

OTHER ASSETS & LIABILITIES, NET (0.1%)			(11,759)

TOTAL NET ASSETS (100%)			$ 28,252,666

Schedule of Portfolio Investments

The Riverfront Funds
Balanced Fund

June 30, 2003 (unaudited)

Shares			Market Value
COMMON STOCKS (61.3%)
Banks (8.3%)
4,000		Bank of America Corp.	$ 316,120
7,000		Bank One Corp.	260,260
4,000		Citigroup, Inc.	171,200
5,000		Wachovia Corp.	199,800
3,000		Wells Fargo & Co.	151,200

		TOTAL	1,098,580

Cable-TV (1.0%)
4,235	(1)	Comcast Corp. -- Class A	127,812

Computers & Peripherals (4.6%)
10,000	(1)	Cisco Systems, Inc.	165,900
4,000	(1)	Dell Computer Corp.	127,840
14,000		EMC Corp. -- Mass	146,580
2,000		International Business Machines Corp.	165,000

		TOTAL	605,320

Consumer Goods & Services (2.0%)
2,000		Clorox Co.	85,300
2,000		Procter & Gamble Co.	178,360

		TOTAL	263,660

Diversified (4.2%)
5,000		General Electric Co.	143,400
2,000		3M Co.	257,960
8,000		Tyco International, Ltd.	151,840

		TOTAL	553,200

E-Commerce (0.4%)
500	(1)	eBay Inc.	52,090

Entertainment (0.3%)
2,000		Walt Disney Co.	39,500

Financial Services (7.1%)
7,000		American Express Co.	292,670
8,000		Fleet Boston Financial	237,680
1,000		J.P. Morgan Chase & Co.	34,180
1,000		Merrill Lynch & Co.	46,680
6,000		SLM Holding Corp.	235,020
4,000		U.S. Bancorp	98,000

		TOTAL	944,230

Food--Diversified (1.3%)
5,000		Kellogg Co.	171,850

Independent Power Producers (1.0%)
3,000		Rockwell Automation, Inc.	71,520
2,000		Southern Co.	62,320

		TOTAL	133,840

COMMON STOCKS, continued
Insurance (1.3%)
2,000		Aetna	$ 120,400
1,000		American International Group, Inc.	55,180

		TOTAL	175,580

Internet Services (0.3%)
1,000	(1)	Symantec Corp.	43,860

Media (1.1%)
9,000	(1)	AOL Time Warner, Inc.	144,810
Medical--Drugs (1.6%)
6,000		Bristol-Myers Squibb Co.	162,900
1,000	(1)	Forest Laboratories, Inc.	54,750

		TOTAL	217,650

Medical Supplies (2.5%)
1,000	(1)	Boston Scientific Corp.	61,100
3,000		Johnson & Johnson	155,100
2,000		St. Jude Medical, Inc.	115,000

		TOTAL	331,200

Metals & Mining (1.4%)
3,000		Alcoa, Inc.	76,500
2,000		Weyerhaeuser Co.	108,000

		TOTAL	184,500

Oil & Gas Exploration & Production (2.7%)
5,000		Devon Energy Corp.	267,000
2,000		Kerr-McGee Corp.	89,600

		TOTAL	356,600

Oil--Integrated Companies (1.9%)
2,000		Conoco Phillips, Inc.	109,600
3,000		Enerplus Resources Fund	69,720
2,000		Exxon Mobil Corp.	71,820

		TOTAL	251,140

Pharmaceuticals (3.1%)
4,000	(1)	Amgen, Inc.	267,920
1,000		Eli Lilly & Co.	68,970
2,000		Pfizer, Inc.	68,300

		TOTAL	405,190

Retail (2.4%)
3,000		Home Depot, Inc.	99,360
4,000		Wal-Mart Stores, Inc.	214,680

		TOTAL	314,040

Semiconductors (0.5%)
3,000		Intel Corp.	62,340

COMMON STOCKS, continued
Software & Computer Services (4.9%)
2,000	(1)	Citrix Systems, Inc.	$ 40,720
5,000		Hewlett-Packard Co.	106,500
10,000		Microsoft Corp.	256,100
20,000	(1)	Oracle Corp.	240,400

		TOTAL	643,720

Toys (0.6%)
4,000		Mattel, Inc.	75,680

Utilities--Electric (1.1%)
1,000		American Electric Power	29,830
1,000	(1)	CMS Energy	8,100
1,000		Dominion Resources, Inc.	64,270
1,000		First Energy Corp.	38,450

		TOTAL	140,650

Utilities--Energy Products (0.3%)
1,000		PPL Corp.	43,000

Utilities--Gas (0.9%)
3,000		Piedmont Natural Gas, Co.	116,430

Utilities--Telecommunications (4.5%)
2,000		BellSouth Corp.	53,260
10,000	(1)	Cincinnati Bell, Inc.	67,000
10,000	(1)	Nextel Communications, Inc.	180,800
2,000		Qualcomm, Inc.	71,500
1,000		SBC Communications, Inc.	25,550
15,000	(1)	Sprint Corp. -- PCS Group	86,250
3,000		Verizon Communications, Inc.	118,350

		TOTAL	602,710

TOTAL COMMON STOCKS (IDENTIFIED COST $7,428,622)			$ 8,099,182

Principal Amount or Shares			Market Value
U.S. GOVERNMENT AGENCIES (32.5%)
Federal National Mortgage Assoc. (22.8%)
$ 2,000,000		5.50%, 07/18/06	$ 2,005,000
1,000,000		5.25%, 08/14/06	1,005,000

		TOTAL	3,010,000

U.S. Treasury Notes (9.7%)
1,122,030		3.875%, 01/15/09	1,285,072

TOTAL U.S.GOVERNMENT AGENCIES (IDENTIFIED COST $4,130,164)			4,295,072

CORPORATE BONDS (0.4%)
Diversified Financials (0.4%)
5,000		Citigroup, Inc., 7.0%, 05/27/05 (Identified Cost $50,000)	50,500

INVESTMENT COMPANIES (5.2%)
603,476		AIM Institutional Money Market Fund (at net asset value)	603,476
87,355		Merrill Lynch Money Market Fund (at net asset value)	87,355

TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $690,831)			690,831

TOTAL INVESTMENTS (99.4%) (4) (IDENTIFIED COST $12,299,617)			13,135,585

OTHER ASSETS AND LIABILITIES, NET (0.6%)			80,012

TOTAL NET ASSETS (100%)			$ 13,215,597

Schedule of Portfolio Investments

The Riverfront Funds
Small Company Select Fund

June 30, 2003 (unaudited)

Shares			Market Value
COMMON STOCKS (97.1%)
Audio/Video Products (2.4%)
13,000	(1)	TiVo, Inc.	$ 160,550

Automotive Parts (0.9%)
2,000	(1)	Gentex Corp.	61,220

Banks (5.5%)
2,000		Cullen/Frost Bankers, Inc.	64,200
2,000		First Midwest Bancorp, Inc.	57,620
3,000		Hudson United Bancorp	102,450
5,000		UCBH Holdings, Inc.	143,400

		TOTAL	367,670

Biopharmaceuticals (2.7%)
2,000	(1)	Biosite, Inc.	96,200
2,500	(1)	IDEXX Laboratories, Inc.	84,200

		TOTAL	180,400

Building & Construction (2.8%)
1,500		Ryland Group	104,100
200	(1)	NVR, Inc.	82,200

		TOTAL	186,300

Casino Services (1.0%)
4,000	(1)	Isle of Capri Casinos	66,120

Chemicals--Diversified (0.4%)
1,500		Georgia Gulf Corp.	29,700

Commercial Services (3.4%)
3,000	(1)	CDI Corp.	77,880
5,000	(1)	MemberWorks, Inc.	98,750
2,000	(1)	StarTek, Inc.	52,600

		TOTAL	229,230

Computers & Business (1.8%)
10,000	(1)	CompuCom Systems, Inc.	45,200
5,000	(1)	Foundry Networks, Inc.	72,000

		TOTAL	117,200

Computers & Peripherals (7.0%)
2,000	(1)	Hutchison Technology	65,780
2,000	(1)	Kronos, Inc.	101,620
1,500	(1)	Pixar, Inc.	91,260
15,000		Quantum Corp.	60,750
5,000	(1)	Rainbow Technologies	42,050
5,000	(1)	SERENA Software, Inc.	104,400

		TOTAL	465,860

Computers & Services (1.3%)
2,000		FactSet Research Systems, Inc.	88,100

Consultants (1.6%)
2,500	(1)	Charles River Associates	70,675
2,000	(1)	Tetra Tech, Inc.	34,260

		TOTAL	104,935

Consumer Goods (1.2%)
2,000		Toro Co.	79,500

Data Processing--Management (1.2%)
1,500		Fair Isaac Corporation	77,175

COMMON STOCKS, continued
Diversified (1.8%)
4,000		New England Business Service, Inc.	$ 120,000

Education (1.3%)
3,000	(1)	ITT Educational Services, Inc.	87,750

Electronics (0.5%)
7,000	(1)	Manufacturing Services	33,950

Engines (2.5%)
1,000		Briggs and Stratton	50,500
3,000		Clarcor, Inc.	115,650

		TOTAL	166,150

Finance (1.6%)
5,000	(1)	CompuCredit	60,750
1,000		New Century Financial CP	43,650

		TOTAL	104,400

Food--Baking (1.3%)
4,500		Flowers Foods, Inc.	88,920

Footwear (1.5%)
3,000		K-Swiss, Inc. -- Class A	103,560

Insurance (5.2%)
2,000		First American Corp.	52,700
2,500		Landamerica Financial Group, Inc.	118,750
3,000		Odyssey Re Holdings Corp.	63,300
4,000	(1)	Stewart Information Services Corp.	111,400

		TOTAL	346,150

Machinery (1.2%)
2,500		Graco, Inc.	80,000

Management Consulting (0.8%)
7,000	(1)	Labor Ready, Inc.	50,190

Manufacturing (0.7%)
2,000		Lindsay Manufacturing Co.	46,440

Medical--Diagnostics Kits (1.8%)
5,000		Meridian Bioscience	45,550
10,000	(1)	Orasure Technologies, Inc.	74,600

		TOTAL	120,150

Medical--Drugs (3.8%)
5,000		Alpharma, Inc. -- Class A	108,000
1,500	(1)	American Pharmaceutical	50,850
2,000		Polymedica Corp.	91,580

		TOTAL	250,430

Medical--Laser Systems (0.6%)
4,000	(1)	Biolase Technology	42,920

Medical--Products & Supplies (2.9%)
2,000		Coopers Companies, Inc.	69,540
10,000	(1)	Dendreon Corp.	59,400
3,500		Mentor Corp.	67,830

		TOTAL	196,770

Medical--Research and Development (1.0%)
5,000	(1)	Parexel Intl. Corp.	69,750

COMMON STOCKS, continued
Medical--Therapeutics (0.9%)
4,000	(1)	Connetics	$ 59,880

Office Equipment (1.7%)
5,000	(1)	Global Imaging Systems, Inc.	115,800

Oil--Exploration & Production (4.6%)
3,000		Cabot Oil & Gas Corp. -- Class A	82,830
1,000	(1)	Newfield Exploration Co.	37,550
3,125		Patina Oil & Gas Corp.	100,469
2,000		Pogo Producing Co.	85,500

		TOTAL	306,349

Oil Field & Machinery -- (0.6%)
2,000	(1)	Maverick Tube Corp.	38,300

Pharmaceuticals (3.0%)
2,000	(1)	AdvancePCS	76,460
4,000	(1)	Telik, Inc.	64,280
1,000		Varian Medical Systems, Inc.	57,570

		TOTAL	198,310

Printing & Publishing (1.0%)
3,000	(1)	Multi-Color Corp.	66,300

Radio (1.5%)
2,500	(1)	Cox Radio, Inc. Class A	57,775
5,000	(1)	Spanish Broadcasting System, Inc.	40,750

		TOTAL	98,525

Retail Apparel (4.0%)
5,000	(1)	American Eagle Outfitters	90,600
10,000		Applica, Inc.	85,000
3,500		Claire's Stores, Inc.	88,760

		TOTAL	264,360

Retail--Furniture (1.2%)
4,000		Pier 1 Imports, Inc.	81,600

Retail--Restaurants (1.5%)
2,000	(1)	P F Chang's China Bistro, Inc.	98,420

COMMON STOCKS, continued
Semiconductors (2.6%)
7,000	(1)	August Technology	$ 44,450
5,000	(1)	Genesis Microchip, Inc.	67,700
2,000	(1)	Omnivision Tech	62,400

		TOTAL	174,550

Software & Computer Services (4.4%)
10,000	(1)	AT Road, Inc.	109,200
2,500	(1)	Progress Software Corp.	51,825
2,000	(1)	SanDisk Corp.	80,700
2,000	(1)	United Online, Inc.	50,680

		TOTAL	292,405

Telecommunications--Fiber Optics (0.4%)
7,000	(1)	Sycamore Networks, Inc.	26,810

Tobacco (0.6%)
1,000		Universal Corp. -- VA	42,300

Utilities--Cellular (3.4%)
10,000	(1)	American Tower Corp.	88,500
3,000	(1)	Boston Communications Group, Inc.	51,390
5,000	(1)	Filenet, Corp.	90,200

		TOTAL	230,090

Utilities--Gas (2.2%)
2,000		Energen	66,600
2,000		Equitable Resources, Inc.	81,480

		TOTAL	148,080

Utilities--Telecom Services (0.7%)
1,000		Commonwealth Telephone	43,970

Wireless--Equipment (1.1%)
5,000	(1)	Viasat, Inc.	71,700

TOTAL COMMON STOCKS (IDENTIFIED COST $5,316,619)			6,479,239

INVESTMENT COMPANIES (3.1%)
204,327		AIM Institutional Money Market Fund (at net asset value)	204,327

TOTAL INVESTMENTS (100.2%) (4) (IDENTIFIED COST $5,520,946)			6,683,566

OTHER ASSETS AND LIABILITIES, NET (0.2%)			(11,671)

TOTAL NET ASSETS (100%)			$ 6,671,895

Schedule of Portfolio Investments

The Riverfront Funds
Select Value Fund

June 30, 2003 (unaudited)

Shares			Market Value
COMMON STOCKS (94.7%)
Aerospace--Defense (1.5%)
2,500	(1)	Lockheed Martin Corp.	118,925
1,800		United Technologies Corp.	127,494

		TOTAL	246,419

Automotive--Parts (1.4%)
2,700		Johnson Controls, Inc.	231,120

Banks (19.1%)
6,600		Bank of America Corp.	521,598
8,200		Bank One Corp.	304,876
2,200		Capital One Financial Co.	108,196
19,200		Citigroup, Inc.	821,760
4,000		Compass Bancshares, Inc.	139,720
3,600		Suntrust Banks, Inc.	213,624
7,200		Union Planters Corp.	223,416
10,000		Wachovia Corp.	399,600
9,200		Wells Fargo & Co.	463,680

		TOTAL	3,196,470

Cable Television (1.6%)
9,000		Comcast Corp. -- Class A (1)	271,620

Computer & Peripherals (4.1%)
24,000		EMC Corp. -- Mass.	251,280
16,500		Hewlett-Packard Co.	351,450
950		International Business Machines Corp.	78,375

		TOTAL	681,105

Consumer Goods & Services (1.0%)
4,500	(1)	Cendant Corp.	82,440
900		Procter & Gamble Co.	80,262

		TOTAL	162,702

Diversified (4.4%)
3,600		DuPont	149,904
7,300		General Electric Co.	209,364
20,000		Tyco International, Ltd.	379,600

		TOTAL	738,868

Entertainment (1.6%)
13,650		Walt Disney Co.	269,588

Finance--Investment Banker/Broker (1.4%)
1,250		Freddie Mac	63,463
2,100		Goldman Sachs Group, Inc.	175,875

		TOTAL	239,338

Financial Services (11.5%)
9,030		Chartered One Financial, Inc.	281,555
2,500		First Tennessee National Corp.	109,775
7,600		Fleet Boston Financial Corp.	225,796
9,800		J.P. Morgan Chase & Co.	334,964
4,000		Mellon Financial Corp.	111,000
COMMON STOCKS, continued
Financial Services, continued
2,350		Merrill Lynch & Co., Inc.	109,698
6,500		Southtrust Corp.	176,800
4,000		State Street Corp.	157,600
10,000		U.S. Bancorp	245,000
4,200		Washington Mutual, Inc.	173,460

		TOTAL	1,925,648

Food (1.3%)
4,400		ConAgra Foods, Inc.	103,840
3,425		H.J. Heinz Co.	112,956

		TOTAL	216,796

Independent Power Producer (0.9%)
6,500		Rockwell Automation, Inc.	154,960

Insurance (4.8%)
5,000		Allstate Corp.	178,250
9,500		American International Group, Inc.	524,210
3,500		John Hancock Financial Services, Inc.	107,555

		TOTAL	810,015

Media (5.0%)
37,100	(1)	AOL Time Warner, Inc.	596,939
5,500	(1)	Viacom, Inc. -- Class A	240,350

		TOTAL	837,289

Medical--Drugs (1.0%)
6,300		Bristol-Myers Squibb Co.	171,045

Medical--HMO (0.5%)
1,000	(1)	Wellpoint Health Networks	84,300

Medical Supplies (0.9%)
3,000		Johnson & Johnson	155,100

Metals & Mining (1.4%)
4,400		Weyerhaeuser Co.	237,600

Oil & Gas Exploration, Production & Services (2.3%)
4,600		Devon Energy Corp.	245,640
3,000		Kerr-McGee Corp.	134,400

		TOTAL	380,040

Oil--Integrated Companies (7.8%)
2,900		ChevronTexaco Corp.	209,380
4,677		Conoco Phillips, Inc.	256,300
8,150		Enerplus Resources Fund	189,406
18,300		Exxon Mobil Corp.	657,153

		TOTAL	1,312,239

Pharmaceuticals (2.2%)
2,800		Eli Lilly & Co.	193,116
2,400		Merck & Co., Inc.	145,320
1,900	(1)	Tenet Healthcare	22,135

		TOTAL	360,571

Shares			Market Value
COMMON STOCKS, continued
Retail (5.0%)
11,900		Home Depot, Inc.	$ 394,127
9,800		J.C. Penney Co.	165,130
3,800		Target Corp.	143,792
2,600		Wal-Mart Stores, Inc.	139,542

		TOTAL	842,591

Semiconductors (0.5%)
5,000		Texas Instruments, Inc.	88,000

Software & Computer Services (0.8%)
2,600	(1)	BMC Software, Inc.	42,458
6,500	(1)	VeriSign, Inc.	89,895

		TOTAL	132,353

Telecommunications--Equipment (1.9%)
69,600	(1)	Lucent Technologies, Inc.	141,288
5,200		Nokia Corp.	85,436
3,500		Scientific-Atlanta, Inc.	83,440

		TOTAL	310,164

Telecommunications--Fiber Optics (0.4%)
10,000	(1)	Corning, Inc.	73,900

Toys (0.5%)
2,400	(1)	Leapfrog Enterprises, Inc.	76,344

Transportation Services (0.7%)
2,000		Fed-Ex Corp.	124,060

Utilities--Energy Products (2.9%)
8,700		BellSouth Corp.	231,681
5,700		PPL Corp.	245,100

		TOTAL	476,781

Principal Amount or Shares			Market Value
COMMON STOCKS, continued
Utilities--Electric (2.0%)
1,100		Dominion Resources, Inc.	$ 70,697
2,500		Exelon Corp.	149,525
1,600		FPL Group, Inc.	106,960

		TOTAL	327,182

Utilities--Gas (0.9%)
3,700		Piedmont Natural Gas Co.	143,597

Utilities--Telecommunications (3.4%)
20,000	(1)	AT&T Wireless Services, Inc.	164,200
10,100		SBC Communications, Inc.	258,055
3,800		Verizon Communications, Inc.	149,910

		TOTAL	572,165

TOTAL COMMON STOCKS (IDENTIFIED COST $15,151,074)			15,849,970

CORPORATE BONDS (1.2%)
Diversified Financials (1.2%)
$ 20,000		Citigroup, Inc., 7.00%, 05/27/05 (Identified Cost $200,000)	202,000

INVESTMENT COMPANIES (4.2%)
710,765		AIM Institutional Money Market Fund (at net asset value)	710,765

TOTAL INVESTMENTS (100.2%) (4) (IDENTIFIED COST $16,061,839)			16,762,735

OTHER ASSETS AND LIABILITIES, NET (0.2%)			(35,318)

TOTAL NET ASSETS (100.0%)			$ 16,727,417

Schedule of Portfolio Investments

The Riverfront Funds
U.S. Government Income Fund

June 30, 2003 (unaudited)

Principal Amount		Market Value
CORPORATE BONDS (8.7%)
Diversified Financials (8.7%)
$ 2,000,000	Citigroup, Inc., 5.625%, 08/27/12	$ 2,202,500
2,000,000	General Electric Capital Corp., 5.450%, 01/15/13	2,167,500

TOTAL CORPORATE BONDS (IDENTIFIED COST $4,458,448)		4,370,000

U.S. GOVERNMENT AGENCIES (51.9%)
Federal Home Loan Mortgage Corp. (16.3%)
2,000,000	2.875%, 09/15/05	2,060,000
2,000,000	2.375%, 04/15/06	2,032,500
2,000,000	3.50%, 09/15/07	2,090,000
2,000,000	2.75%, 03/15/08	2,017,500

	TOTAL	8,200,000

Federal National Mortgage Association (35.6%)
2,000,000	2.875%, 10/15/05	2,060,000
2,000,000	2.125%, 04/15/06	2,020,000
2,000,000	2.25%, 05/15/06	2,027,500
2,000,000	3.25%, 11/15/07	2,072,500
2,000,000	2.50%, 06/15/08	1,990,000
790,939	6.00%, 04/01/13 Pool#424320	827,410
1,001,583	6.00%, 06/01/14 Pool#323780	1,047,235
1,428,970	5.50%, 02/01/17 Pool#614771	1,484,600
1,300,514	5.50%, 09/01/17 Pool#646557	1,350,975
1,792,609	5.50%, 01/01/18 Pool#E93617	1,859,259
1,172,220	5.50%, 04/01/24 Pool#280553	1,218,464

	TOTAL	17,957,943

TOTAL U.S. GOVERNMENT AGENCIES (IDENTIFIED COST $26,023,414)		30,527,943

Principal Amount or Shares		Market Value
U.S. TREASURY NOTES (29.4%)
$ 2,000,000	2.00%, 05/15/06	$ 2,022,500
2,000,000	4.625%, 05/15/06	2,168,040
2,000,000	3.50%, 11/15/06	2,108,200
2,000,000	4.375%, 05/15/07	2,172,500
2,000,000	3.25%, 08/15/07	2,087,260
2,000,000	3.00%, 11/15/07	2,062,960
2,000,000	4.75%, 11/15/08	2,217,100

TOTAL U.S. TREASURY NOTES (IDENTIFIED COST $14,552,238)		14,838,560

INVESTMENT COMPANIES (9.8%)
2,482,762	AIM Institutional Money Market Fund (at net asset value)	2,482,762
2,436,610	Merrill Lynch Money Market Fund (at net asset value)	2,436,610

TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $4,919,372)		4,919,372

TOTAL INVESTMENTS (99.8%) (4) (IDENTIFIED COST $49,953,471)		50,285,875

OTHER ASSETS AND LIABILITIES, NET (0.2%)		87,063

TOTAL NET ASSETS (100%)		$ 50,372,938

Schedule of Portfolio Investments

The Riverfront Funds
U.S. Government Securities Money Market Fund

June 30, 2003 (unaudited)

Principal Amount			Market Value
U.S. GOVERNMENT AGENCIES (90.1%)
Federal Agricultural Mortgage Corp. (13.7%)
$ 6,000,000	(3)	1.154%, 07/07/03	$ 5,998,850
6,000,000	(3)	1.163%, 07/11/03	5,998,067
6,000,000	(3)	1.179%, 07/14/03	5,997,454
6,000,000	(3)	1.184%, 07/29/03	5,994,493
6,000,000	(3)	1.086%, 09/10/03	5,987,196

		TOTAL	29,976,060

Federal Home Loan Bank (8.2%)
6,000,000	(3)	1.193%, 07/18/03	5,996,628
6,000,000	(3)	1.148%, 08/08/03	5,992,748
6,000,000	(3)	1.133%, 08/20/03	5,990,584

		TOTAL	17,979,960

Federal Home Loan Mortgage Corp. (27.3%)
6,000,000	(3)	1.131%, 07/15/03	5,997,352
6,000,000	(3)	1.184%, 07/24/03	5,995,473
6,000,000	(3)	1.174%, 07/31/03	5,994,150
6,000,000	(3)	1.191%, 08/01/03	5,993,877
6,000,000	(3)	1.036%, 08/05/03	5,993,933
6,000,000	(3)	1.023%, 08/25/03	5,990,623
6,000,000	(3)	1.023%, 09/11/03	5,987,760
6,000,000	(3)	0.963%, 09/17/03	5,987,520
6,000,000	(3)	0.949%, 10/31/03	5,980,683
6,000,000	(3)	0.956%, 11/06/03	5,979,733

		TOTAL	59,901,104

U.S. GOVERNMENT AGENCIES, continued
Federal National Mortgage Association (40.9%)
$ 6,000,000	(3)	1.207%, 07/02/03	$ 5,999,800
6,000,000	(3)	1.202%, 07/09/03	5,998,400
6,000,000	(3)	1.193%, 07/16/03	5,997,025
6,000,000	(3)	1.160%, 07/23/03	5,995,747
6,000,000	(3)	1.166%, 07/25/03	5,995,320
12,000,000	(3)	1.171%, 07/30/03	11,988,690
6,000,000	(3)	1.143%, 08/06/03	5,993,160
6,000,000	(3)	1.163%, 08/13/03	5,991,687
6,000,000	(3)	1.196%, 08/18/03	5,990,480
6,000,000	(3)	1.148%, 08/20/03	5,990,458
6,000,000	(3)	1.173%, 08/27/03	5,988,885
6,000,000	(3)	0.983%, 09/24/03	5,986,117
6,000,000	(3)	1.045%, 09/30/03	5,984,227
6,000,000	(3)	0.877%, 12/17/03	5,975,495

		TOTAL	89,875,490

TOTAL U.S. GOVERNMENT AGENCIES			197,732,615

(2) REPURCHASE AGREEMENTS (10.0%)
22,056,000		Morgan Stanley Dean Witter & Co., 1.10%, dated 06/30/03, to be repurchased $22,056,674 on 07/01/03 (Collateralized by U.S. Government Agency Securities with various maturities to 01/15/2030)	22,056,000

TOTAL INVESTMENTS (100.1%) (4) (AMORTIZED COST $219,788,615)			219,788,615

OTHER ASSETS AND LIABILITIES, NET (0.1%)			(148,081)

TOTAL NET ASSETS (100%)			$ 219,640,534

Notes to Portfolio of Investments

The Riverfront Funds

June 30, 2003 (unaudited)

(1) Non-income producing.

(2) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio.

(3) Because of monthly principal payments, the average lives of certain government securities are less than the indicated periods.

(4) Cost of Investments:

For Federal Tax Purposes Riverfront Funds	Cost of Investments
Large Company Select Fund	$ 28,092,574
Balanced Fund	12,299,617
Small Company Select Fund	5,520,946
Select Value Fund	16,061,839
U.S. Government Income Fund	49,953,471
U.S. Government Securities Money Market Fund	219,788,615

* The categories of investments are shown as a percentage of net assets at June 30, 2003.

Statments of Assets and Liabilities

The Riverfront Funds

June 30, 2003 (unaudited)

	Large Company Select Fund	Balanced Fund	Small Company Select Fund
Assets:
Investments, at value (Cost $28,092,574, $12,299,617 and $5,520,946, respectively)	$ 28,264,425	$ 13,135,585	$ 6,683,566
Interest and dividends receivable	22,855	99,607	1,279
Receivable for capital shares issued	8,057	13,077	75
Receivable for investments sold	--	--	32,443
Prepaid expenses and other assets	11,717	9,796	7,608

Total Assets	28,307,054	13,258,065	6,724,971

Liabilities:
Payable for capital shares redeemed	7,853	15,464	13,873
Payable for securities purchased	--	--	24,720
Accrued expenses and other payables:
Investment advisory fees	18,843	8,827	4,383
Administration fees	4,124	1,903	925
Custodian and accounting fees	3,909	2,171	1,572
Distribution fees	5,147	6,411	713
Transfer agent fees	9,188	4,111	5,911
Audit and legal fees	3,157	1,274	685
Other	2,167	2,307	294

Total Liabilities	54,388	42,468	53,076

Net Assets:
Capital	52,537,209	17,567,120	14,029,880
Accumulated undistributed net investment income	--	17,554	--
Net unrealized appreciation/(depreciation) on investments	171,851	835,969	1,162,620
Accumulated net realized losses and distributions in excess of realized gains	(24,456,394)	(5,205,046)	(8,520,605)

Net Assets	$ 28,252,666	$ 13,215,597	$ 6,671,895

Net assets
Investor A Shares	$ 18,645,411	$ 7,313,519	$ 6,101,542
Investor B Shares	9,607,255	5,902,078	570,353

Total	$ 28,252,666	$ 13,215,597	$ 6,671,895

Shares of capital stock
Investor A Shares	2,592,626	800,164	1,641,245
Investor B Shares	1,411,140	619,426	153,143

Total	4,003,766	1,419,590	1,794,388

Net asset value
Investor A Shares--redemption price per share	$ 7.19	$ 9.14	$ 3.72

Investor B Shares--offering price per share*	$ 6.81	$ 9.53	$ 3.72

Maximum sales charge (Investor A Shares)	4.50%	4.50%	4.50%

Maximum offering price per share (Investor A Shares)**	$ 7.53	$ 9.57	$ 3.90

* Redemption price of Investor B Shares varies based on length of time shares are held.

** (100%/(100%-maximum sales charge) of net asset value adjusted to nearest cent)

See Notes which are an integral part of the Financial Statements

Statments of Assets and Liabilities

The Riverfront Funds

June 30, 2003 (unaudited)

	Select Value Fund	U.S. Government Income Fund	U.S. Government Securities Money Market Fund
Assets:
Investments, at value (Cost $16,061,839, $49,953,471 and $197,732,615 respectively)	$ 16,762,735	$ 50,285,875	$ 197,732,615
Repurchase agreements (Cost $0, $0, and $22,056,000 respectively)	--	--	22,056,000

Total investments	16,762,735	50,285,875	219,788,615
Cash	--	--	779
Interest and dividends receivable	23,745	319,741	830
Receivable for capital shares issued	198	27,876	153,183
Prepaid expenses and other assets	16,794	6,381	4,624

Total Assets	16,803,472	50,639,873	219,948,031

Liabilities:
Dividends payable	--	59,439	88,429
Payable for capital shares redeemed	36,980	156,546	83,606
Accrued expenses and other payables:			--
Investment advisory fees	11,978	16,572	26,347
Administration fees	2,294	7,002	29,130
Custodian and accounting fees	2,591	5,837	9,027
Distribution fees	4,082	13,549	35,151
Transfer agent fees	5,489	3,496	3,833
Audit and legal fees	2,381	2,363	6,230
Other	10,260	2,131	25,744

Total Liabilities	76,055	266,935	307,497

Net Assets:
Capital	30,302,039	48,436,621	219,640,537
Accumulated undistributed net investment income	--	124,228	--
Net unrealized appreciation/(depreciation) on investments	700,896	332,404	--
Accumulated net realized gains/(losses) and distributions in excess of realized gains	(14,275,518)	1,479,685	(3)

Net Assets	$ 16,727,417	$ 50,372,938	$ 219,640,534

Net assets
Investor A Shares	$ 13,555,260	$ 45,576,718	$ 175,072,221
Investor B/Institutional Shares	3,172,157	4,796,220	44,568,313

Total	$ 16,727,417	$ 50,372,938	$ 219,640,534

Shares of capital stock
Investor A Shares	1,828,460	4,604,146	175,072,221
Investor B/Institutional Shares	428,426	414,569	44,568,313

Total	2,256,886	5,018,715	219,640,534

Net asset value*
Investor A Shares--redemption price per share	$ 7.41	$ 9.90	$ 1.00

Investor B/Institutional Shares--offering price per share*	$ 7.40	$ 11.57	$ 1.00

Maximum sales charge (Investor A Shares)	4.50%	4.50%	N/A

Maximum offering price per share (Investor A Shares)**	$ 7.76	$ 10.37	$ 1.00

* Redemption price of Investor B Shares varies based on length of time shares are held.

** (100%/(100%-maximum sales charge) of net asset value adjusted to nearest cent)

See Notes which are an integral part of the Financial Statements

Statements of Operations

The Riverfront Funds

For the Six Months Ended June 20, 2003 (unaudited)

	Large Company Select Fund	Balanced Fund	Small Company Select Fund
Investment Income:
Interest income	$ 1,445	$ 98,819	$ --
Dividend income	185,456	75,127	15,866

Total Income	186,901	173,946	15,866

Expenses:
Investment advisory fees (Note 5)	107,610	57,791	23,290
Administration fees	22,867	10,916	4,949
Distribution services fee (Investor A Shares)	22,116	8,106	6,618
Distribution services and shareholder service fees (Investor B Shares)	46,048	31,791	2,640
Custodian and accounting fees (Note 5)	20,982	11,104	6,189
Audit and legal fees	3,542	1,852	748
Trustees' fees and expenses	4,642	1,916	925
Transfer agent fees (Note 5)	49,249	23,348	33,234
Registration and filing fees	--	--	--
State registration fees	13,604	13,299	13,494
Printing costs	4,737	1,976	1,063
Other	2,425	2,052	1,921

Total Expenses	297,822	164,151	95,071
Waivers
Waiver of investment advisory fees (Note 5)	--	(6,424)	--

Net Expenses	297,822	157,727	95,071

Net Investment Income (Net operating loss)	(110,921)	16,219	(79,205)

Realized/Unrealized Gains (Losses) from Investments:
Net realized losses from investment transactions	(1,608,093)	(233,135)	(104,527)
Net change in unrealized appreciation/(depreciation) from investments	3,903,680	1,071,961	1,066,714

Net realized/unrealized gains from investments	2,295,587	838,826	962,187

Change in net assets resulting from operations	$ 2,184,666	$ 855,045	$ 882,982

See Notes which are an integral part of the Financial Statements

Statements of Operations

The Riverfront Funds

For the Six Months Ended June 20, 2003 (unaudited)

	Select Value Fund	U.S. Government Income Fund	U.S. Government Securities Money Market Fund
Investment Income:
Interest income	$ 439	$ 721,549	$ 1,380,284
Dividend income	166,030	11,676	1,689

Total Income	166,469	733,225	1,381,973

Expenses:
Investment advisory fees (Note 5)	71,868	97,527	161,024
Administration fees	12,861	41,448	179,633
Distribution services fee (Investor A Shares)	14,761	54,633	222,213
Distribution services and shareholder service fees (Investor B Shares)	16,606	25,284	--
Custodian and accounting fees (Note 5)	12,980	27,137	54,921
Audit and legal fees	273	6,170	31,722
Trustees' fees and expenses	1,933	6,396	31,482
Transfer agent fees (Note 5)	27,837	20,939	18,454
Registration and filing fees	--	--	--
State registration fees	13,500	13,763	15,897
Printing costs	1,731	6,800	24,684
Other	2,281	2,415	4,835

Total Expenses	176,631	302,512	744,865
Waivers
Waiver of investment advisory fees (Note 5)	(7,565)	--	--

Net Expenses	169,066	302,512	744,865

Net Investment Income/(Net Operating Loss)	(2,597)	430,713	637,108

Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment transactions	(781,273)	1,186,308	--
Net change in unrealized appreciation/(depreciation) from investments	2,640,490	(489,606)	--

Net realized/unrealized gains (losses) from investments	1,859,217	696,702	--

Change in net assets resulting from operations	$ 1,856,620	$ 1,127,415	$ 637,108

See Notes which are an integral part of the Financial Statements

Statements of Changes in Net Assets (unaudited)

The Riverfront Funds

	Large Company Select Fund		Balanced Fund		Small Company Select Fund
	Six Months Ended June 30, 2003	Year Ended December 31, 2002	Six Months Ended June 30, 2003	Year Ended December 31, 2002	Six Months Ended June 30, 2003	Year Ended December 31, 2002
Increase (Decrease) in Net Assets:
Operations:
Net investment income (net operating loss)	$ (110,921)	$ (401,410)	$ 16,219	$ 39,438	$ (79,205)	$ (199,317)
Net realized losses from investment transactions	(1,608,093)	(11,384,263)	(233,135)	(1,963,744)	(104,527)	(3,389,885)
Net change in unrealized appreciation/(depreciation) from investments	3,903,680	(1,246,576)	1,071,961	(956,228)	1,066,714	922,962

Change in net assets resulting from operations	2,184,666	(13,032,249)	855,045	(2,880,534)	882,982	(2,666,240)

Distributions to Shareholders:
Distributions from net investment income:
Investor A Shares	--	--	--	(38,112)	--	--
Investor B Shares	--	--	--	--	--	--

Change in net assets resulting from distributions to shareholders	--	--	--	(38,112)	--	--

Capital Transactions:
Proceeds from sales of shares	1,339,721	10,455,211	1,676,860	1,261,479	564,905	481,039
Dividends reinvested	--	--	--	37,503	--	--
Cost of shares redeemed	(2,875,240)	(22,781,092)	(2,588,945)	(6,169,034)	(402,024)	(3,000,903)

Change in net assets from capital transactions	(1,535,519)	(12,325,881)	(912,085)	(4,870,052)	162,881	(2,519,864)

Change in net assets	649,147	(25,358,130)	(57,040)	(7,788,698)	1,045,863	(5,186,104)
Net Assets:
Beginning of period	27,603,519	52,961,649	13,272,637	21,061,335	5,626,032	10,812,136

End of period	$ 28,252,666	$ 27,603,519	$ 13,215,597	$ 13,272,637	$ 6,671,895	$ 5,626,032

Accumulated undistributed net investment income	$ --	$ --	$ 17,554	$ 1,335	$ --	$ --

See Notes which are an integral part of the Financial Statements

Statements of Changes in Net Assets (unaudited)

The Riverfront Funds

	Select Value Fund		U.S. Government Income Fund		U.S. Government Securities Money Market Fund
	Six Months Ended June 30, 2003	Year Ended December 31, 2002	Six Months Ended June 30, 2003	Year Ended December 31, 2002	Six Months Ended June 30, 2003	Year Ended December 31, 2002
Increase (Decrease) in Net Assets:
Operations:
Net investment income (net operating loss)	$ (2,597)	$ 31,499	$ 430,713	$ 1,626,682	$ 637,108	$ 2,511,702
Net realized gains (losses) from investment transactions	(781,273)	(6,257,791)	1,186,308	1,737,729	--	--
Net change in unrealized appreciation/(depreciation) from investments	2,640,490	668,937	(489,606)	178,269	--	--

Change in net assets resulting from operations	1,856,620	(5,557,355)	1,127,415	3,542,680	637,108	2,511,702

Distributions to Shareholders:
Distributions from net investment income:
Investor A Shareholders	--	(31,502)	(409,903)	(1,553,187)	(463,869)	(1,970,598)
Investor B Shareholders	--	--	(20,817)	(72,317)	--	--
Institutional Shareholders	--	--	--	--	(173,239)	(541,104)
Distributions from net realized gains on investments:
Investor A Shareholders	--	--	--	(1,214,635)	--	--
Investor B Shareholders	--	--	--	(107,739)	--	--
Institutional Shareholders	--	--	--	--	--	--

Change in net assets resulting from distributions to shareholders	--	(31,502)	(430,720)	(2,947,878)	(637,108)	(2,511,702)

Capital Transactions:
Proceeds from sale of shares	2,545,282	4,269,595	4,609,346	18,317,041	462,925,601	1,086,973,864
Dividends reinvested	20	29,342	98,712	828,752	225,659	716,717
Cost of shares redeemed	(2,051,654)	(9,311,003)	(3,888,953)	(18,409,290)	(463,665,097)	(1,074,463,791)

Change in net assets from capital transactions	493,648	(5,012,066)	819,105	736,503	(513,837)	13,226,790

Change in net assets	2,350,268	(10,600,923)	1,515,800	1,331,305	(513,837)	13,226,790
Net Assets:
Beginning of period	14,377,149	24,978,072	48,857,138	47,525,833	220,154,371	206,927,581

End of period	$ 16,727,417	$ 14,377,149	$ 50,372,938	$ 48,857,138	$ 219,640,534	$ 220,154,371

Accumulated undistributed net investment income	$ --	$ --	$ 124,228	$ 124,235	$ --	$ --

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements (unaudited)

The Riverfront Funds

June 30, 2003

1. Organization:

The Riverfront Funds, Inc. was organized on March 27, 1990, and registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company. Effective December 29, 1998, The Riverfront Funds, Inc., changed its form of organization from that of a Maryland corporation to an Ohio business trust by completing a reorganization with and into The Riverfront Funds, an Ohio business trust (the "Trust"), created for such purpose. The Trust consists of six portfolios (individually referred to as the "Fund", or collectively as the "Funds") as follows: The Riverfront Large Company Select Fund, The Riverfront Balanced Fund, The Riverfront Small Company Select Fund, The Riverfront Select Value Fund, The Riverfront U.S. Government Income Fund and The Riverfront U.S. Government Securities Money Market Fund.

Portfolio Name	Investment Objective

RIVERFRONT Large Company Select Fund	Seeks long-term growth of capital with current income as a secondary objective.

RIVERFRONT Balanced Fund	Seeks long-term growth of capital with some current income as a secondary objective.

RIVERFRONT Small Company Select Fund	Seeks capital growth.

RIVERFRONT Select Value Fund	Seeks to achieve long-term growth of capital.

RIVERFRONT U.S. Government Income Fund

Seeks a high level of current income consistent with the preservation of capital, by investing primarily in securities issued or guaranteed by the U.S. government, its agencies and instrumentalities and in high quality fixed rate and adjustable rate mortgage-backed securities and other asset-backed securities.

RIVERFRONT U.S. Government Securities Money Market Fund	Seeks current income from short-term U.S. government securities while preserving capital and maintaining liquidity.

The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

The Large Company Select Fund, the Balanced Fund, the Small Company Select Fund, the Select Value Fund and the U.S. Government Income Fund each offer two share classes: Investor A Shares and Investor B Shares. The U.S. Government Securities Money Market Fund also offers two classes of shares: Investor A Shares and Institutional Shares.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP"), in the United States of America.

2. Significant Accounting Policies, continued:

Investment Valuation:

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant. U.S. government securities, listed corporate bonds, and other fixed income and asset backed securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. U.S. Government Securities Money Market Fund uses the amortized cost method to value portfolio securities in accordance with Rule 2a-7 under the 1940 Act. For Large Company Select Fund, Balanced Fund, Small Company Select Fund, Select Value Fund and U.S. Government Income Fund, short-term securities purchased with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in good faith under procedures adopted by the Board of Trustees of the Trust (the "Trustees"). Investments in other open-end regulated investment companies are valued at net asset value.

Repurchase Agreements:

It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Trust to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be creditworthy pursuant to the guidelines and/or standards reviewed with, or established by, the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly the Funds may receive less than the repurchased price on the sale of collateral securities. The Funds may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions:

Interest income and expenses are accrued daily. Gains and losses realized on pre-payment of mortgage-backed securities (paydown gains and losses) are classified as part of interest income. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Each of the Funds offer two classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Funds based on average daily net assets of each class, without distinction between share classes. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Distributions in excess of net investment income were a result of certain book and tax timing differences. These distributions do not represent a return of capital for federal income tax purposes.

Premium and Discount Amortization

All premiums and discounts on fixed income securities are amortized/accreted for financial reporting purposes.

2. Significant Accounting Policies, continued:

Federal Taxes:

It is each Fund's policy to comply with the Sub chapter M provisions of the Internal Revenue Code of 1986, as amended (the "Code"), and to distribute to shareholders each year substantially all of their income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions:

The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates:

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other:

Investment transactions are accounted for on a trade date basis.

3. Shares of Beneficial Interest:

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

	Large Company Select Fund
	Six Months Ended June 30, 2003		Year Ended December 31, 2002
Investor A Shares	Shares	Dollars	Shares	Dollars
Shares sold	160,847	$ 1,087,567	1,392,941	$ 9,982,288
Shares redeemed	(279,839)	(1,870,117)	(2,812,746)	(20,274,211)

Net changes resulting from Investor A Share transactions	(118,992)	$ (782,550)	(1,419,805)	$ (10,291,923)

	Large Company Select Fund
	Six Months Ended June 30, 2003		Year Ended December 31, 2002
Investor B Shares	Shares	Dollars	Shares	Dollars
Shares sold	38,879	$ 252,154	63,522	$ 472,923
Shares redeemed	(114,756)	(1,005,123)	(346,647)	(2,506,881)

Net changes resulting from Investor B Share transactions	(75,877)	$ (752,969)	(283,125)	$ (2,033,958)

3. Shares of Beneficial Interest, continued:

	Balanced Fund
	Six Months Ended June 30, 2003		Year Ended December 31, 2002
Investor A Shares	Shares	Dollars	Shares	Dollars
Shares sold	168,010	$ 1,456,289	104,827	$ 977,456
Shares issued to shareholders in payment of distributions declared	--	--	4,160	37,503
Shares redeemed	(86,140)	(749,483)	(290,763)	(2,695,763)

Net changes resulting from Investor A Share transactions	81,870	$ 706,806	(181,776)	$ (1,680,804)

	Balanced Fund
	Six Months Ended June 30, 2003		Year Ended December 31, 2002
Investor B Shares	Shares	Dollars	Shares	Dollars
Shares sold	24,058	$ 220,571	29,267	$ 284,023
Shares redeemed	(202,831)	(1,839,462)	(356,991)	(3,473,271)

Net changes resulting from Investor B Share transactions	(178,773)	$ (1,618,891)	(327,724)	$ (3,189,248)

	Small Company Select Fund
	Six Months Ended June 30, 2003		Year Ended December 31, 2002
Investor A Shares	Shares	Dollars	Shares	Dollars
Shares sold	170,707	$ 554,497	116,266	$ 443,295
Shares redeemed	(101,038)	(339,303)	(776,943)	(2,745,933)

Net changes resulting from Investor A Share transactions	69,669	$ 215,194	(660,677)	$ (2,302,638)

	Small Company Select Fund
	Six Months Ended June 30, 2003		Year Ended December 31, 2002
Investor B Shares	Shares	Dollars	Shares	Dollars
Shares sold	3,161	$ 10,408	9,854	$ 37,744
Shares redeemed	(19,304)	(62,721)	(65,401)	(254,970)

Net changes resulting from Investor B Share transactions	(16,143)	$ (52,313)	(55,547)	$ (217,226)

3. Shares of Beneficial Interest, continued:

	Select Value Fund
	Six Months Ended June 30, 2003		Year Ended December 31, 2002
Investor A Shares	Shares	Dollars	Shares	Dollars
Shares sold	374,692	$ 2,492,740	503,173	$ 3,866,384
Shares issued to shareholders in payment of distributions declared	3	20	4,393	29,342
Shares redeemed	(194,713)	(1,326,224)	(1,006,287)	(7,717,246)

Net changes resulting from Investor A Share transactions	179,982	$ 1,166,536	(498,721)	$ (3,821,520)

	Select Value Fund
	Six Months Ended June 30, 2003		Year Ended December 31, 2002
Investor B Shares	Shares	Dollars	Shares	Dollars
Shares sold	7,307	$ 52,542	52,591	$ 403,211
Shares redeemed	(102,241)	(725,430)	(210,700)	(1,593,757)

Net changes resulting from Investor B Share transactions	(94,934)	$ (672,888)	(158,109)	$ (1,190,546)

	U.S. Government Income Fund
	Six Months Ended June 30, 2003		Year Ended December 31, 2002
Investor A Shares	Shares	Dollars	Shares	Dollars
Shares sold	386,647	$ 3,806,777	1,534,081	$ 15,065,093
Shares issued to shareholders in payment of distributions declared	8,374	82,116	68,927	668,870
Shares redeemed	(300,115)	(2,942,932)	(1,816,824)	(17,828,882)

Net changes resulting from Investor A Share transactions	94,906	$ 945,961	(213,816)	$ (2,094,919)

	U.S Government Income Fund
	Six Months Ended June 30, 2003		Year Ended December 31, 2002
Investor B Shares	Shares	Dollars	Shares	Dollars
Shares sold	70,361	$ 802,569	287,417	$ 3,251,948
Shares issued to shareholders in payment of distributions declared	1,450	16,596	14,126	159,882
Shares redeemed	(82,021)	(946,021)	(51,700)	(580,408)

Net changes resulting from Investor B Share transactions	(10,210)	$ (126,856)	249,843	$ 2,831,422

3. Shares of Beneficial Interest, continued:

	U.S. Government Securities Money Market Fund
	Six Months Ended June 30, 2003		Year Ended December 31, 2002
Investor A Shares	Shares	Dollars	Shares	Dollars
Shares sold	420,262,103	$ 420,262,103	987,989,401	$ 987,989,401
Shares issued to shareholders in payment of distributions declared	183,923	183,923	624,713	624,713
Shares redeemed	(419,066,740)	(419,066,740)	(995,915,873)	(995,915,873)

Net changes resulting from Investor A Share transactions	1,379,286	$ 1,379,286	(7,301,759)	$ (7,301,759)

	U.S. Government Securities Money Market Fund
	Six Months Ended June 30, 2003		Year Ended December 31, 2002
Institutional Shares	Shares	Dollars	Shares	Dollars
Shares sold	42,663,498	$ 42,663,498	98,984,463	$ 98,984,463
Shares issued to shareholders in payment of distributions declared	41,736	41,736	92,004	92,004
Shares redeemed	(44,598,357)	(44,598,357)	(78,547,918)	(78,547,918)

Net changes resulting from Institutional Share transactions	(1,893,123)	$ (1,893,123)	20,528,549	$ 20,528,549

4. Federal Tax Information

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. These differences are primarily due to differing book/tax treatments of market discount reclasses, paydown gains and losses and net operating losses.

For federal income tax purposes, the following amounts apply as of June 30, 2003:

Fund	Cost of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Large Company Select Fund	$ 28,092,574	$ 2,197,599	$ 2,025,748	$ 171,851
Balanced Fund	$ 12,299,617	$ 1,148,468	$ 312,499	$ 835,969
Small Company Select Fund	$ 5,520,946	$ 1,285,205	$ 122,585	$ 1,162,620
Select Value Fund	$ 16,061,839	$ 1,517,587	$ 816,691	$ 700,896
U.S. Government Income Fund	$ 49,953,471	$ 476,653	$ 144,249	$ 332,404
U.S. Government Securities Money Market Fund	$ 219,788,615	--	--	--

4. Federal Tax Information, continued

As of December 31, 2002, the following Funds had capital loss carryforwards for federal tax purposes, as noted below, which will reduce the Funds' taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

	Expiration Year
Fund	2006	2007	2009	2010	Total Tax Loss Carryforward
Large Company Select Fund	$ --	$ --	$ 10,258,008	$ 11,700,131	$ 21,958,139
Balanced Fund	--	--	2,967,191	1,913,284	4,880,475
Small Company Select Fund	--	--	2,458,435	5,890,097	8,348,532
Select Value Fund	--	4,157,318	2,560,458	5,750,702	12,468,478
U.S. Government Securities Money Market Fund	3	--	--	--	3

Additionally, the following Funds had capital losses attributable to security transactions incurred after October 31, 2002, which were treated as arising on January 1, 2003 the first day of each Fund's next taxable year as follows:

Fund	Capital Losses Deferred
Large Company Select Fund	$ 392,527
Balanced Fund	64,689
Small Company Select Fund	59,482
Select Value Fund	701,819

5. Investment Adviser Fee and Other Transactions with Affiliates:

Investment Advisory Fee

Provident Investment Advisors, Inc., the Fund's investment adviser (the "Adviser"), has entered into an Investment Advisory Agreement with the Trust whereby the Adviser supervises and manages the investments of the Funds. Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of each Fund as listed below. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver on these Funds at any time at its sole discretion. For the fiscal year ending December 31, 2003, the Adviser will limit its fee to 0.80% for the Balanced Fund and 0.85% for the Select Value Fund.

Fund	Annual Rate
Large Company Select Fund	0.80%
Balanced Fund	0.90%
Small Company Select Fund	0.80%
Select Value Fund	0.95%
U.S. Government Income Fund	0.40%
U.S. Government Securities Money Market Fund	0.15%

Administration Fee

Federated Services Company ("FServ"), under an Agreement for Administrative Services with the Trust, provides the Funds with certain administrative personnel and services. The fee paid to FServ is equal to 0.17% of the average aggregate daily net assets of each Fund. Fserv may voluntarily choose to waive a portion of its fee. Fserv can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

Edgewood Services, Inc., ("Distributor") is the principal underwriter and distributor of the Trust. The Trust has adopted Distribution Plans (collectively, the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the terms of the Plan, the Funds will compensate the Distributor from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Investor A Shares and Investor B Shares. The Plan provides that the Funds may incur annual distribution expenses up to 0.25% of the average daily net assets of each Fund's Investor A Shares and up to 1.00% of the average daily net assets of each Fund's Investor B Shares to compensate the Distributor. The Distributor does not retain these amounts generally, but uses the fee to compensate investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers, for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals), to promote sales of shares so that overall Fund assets are maintained or increased.

Shareholder Service Fee

Under the terms of a Shareholder Services Plan, the Funds may pay compensation, in an amount not to exceed 0.25% of the average daily net assets of each Fund, to banks and other financial institutions including Provident Bank ("Provident") and its affiliates and the Distributor for providing shareholder services and maintaining shareholder accounts. As of June 30, 2003, the Funds did not incur a shareholder service fee.

Custodian, Fund Accounting and Recordkeeping Fees

Provident serves as custodian and fund accountant to the Trust. Under the terms of the Custodian, Fund Accounting and Recordkeeping Agreement, Provident is entitled to receive fees based on a percentage of the average daily net assets of each Fund. Provident may voluntarily choose to waive any portion of its fee. Provident can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Provident serves as transfer agent and dividend disbursing agent to the Trust. Under the terms of the Master Transfer and Recordkeeping Agreement, Provident is entitled to receive fees based on the size, type, number of accounts and transactions made by shareholders of each Fund. Provident will also be reimbursed for certain out-of-pocket expenses. Provident may voluntarily choose to waive any portion of its fee. Provident can modify or terminate this voluntary waiver at any time at its sole discretion.

General

Certain of the Officers of the Trust are Officers and Directors of the above companies.

Purchases and Sales of Securities:

Purchases and sales of securities, excluding long-term U.S government securities and short-term obligations (and in-kind contributions), for the six months ended June 30, 2003 were as follows:

Fund	Purchases	Sales
Large Company Select Fund	$ 17,305,807	$ 19,358,224
Balanced Fund	1,731,750	2,616,119
Small Company Select Fund	3,422,748	3,378,371
Select Value Fund	3,832,691	3,677,465

Purchases and sales of long-term U.S government securities, for the six months ended June 30, 2003 were as follows:

Fund	Purchases	Sales
Balanced Fund	$ 50,000	$ --
U.S. Government Income Fund	117,830,100	120,587,396

Change in Independent Accountants

In February 2003, based on the recommendation of the Trust's Audit Committee, the Board of Trustees selected Deloitte & Touche ("D&T") as the Trust's independent accountant for the fiscal year ending December 31, 2003. D&T replaces Ernst & Young LLP ("E&Y"), which served as the Trust's independent accountant for the fiscal year ended December 31, 2002 and prior years. The change from E&Y to D&T was made in connection with the Trust's annually required selection of auditors.

The reports on the financial statements audited by Ernst & Young LLP for the years ended December 31, 2002, 2001, and 2000 for the Funds did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. There were no disagreements between the Funds and Ernst & Young LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements, if not resolved to the satisfaction of Ernst & Young LLP would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements of such years.

The Riverfront Funds

INVESTMENT ADVISER
 Provident Investment Advisors, Inc.
One East Fourth Street
Cincinnati, Ohio 45202

DISTRIBUTOR
Edgewood Services, Inc.
 5800 Corporate Drive
Pittsburgh, PA 15237-7002

FOR ADDITIONAL INFORMATION CALL:
The Provident Bank
Mutual Fund Services
1-800-424-2295

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report must be preceded or accompanied by the Funds’ prospectus which contains facts concerning its objectives and policies, management fees, expenses and other information.

Cusip 768709842
Cusip 768709834
Cusip 768709602
Cusip 768709701
Cusip 768709867
Cusip 768709859
Cusip 768709404
Cusip 768709800
Cusip 768709305
Cusip 768709875
Cusip 768709107
Cusip 768709826
G02569-01 (8/03)

Item 2.     Code of Ethics

            Not Applicable

Item 3.     Audit Committee Financial Expert

            Not Applicable

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Item 5      Audit Committee of Listed Registrants

            Not Applicable

Item 6      [Reserved]

Item 7.     Disclosure of Proxy Voting Policies and Procedures for
            Closed-End Management Investment Companies

            Not Applicable

Item 8.     [Reserved]

Item 9.     Controls and Procedures

(a)  The   registrant's   President  and  Treasurer   have  concluded  that  the
     registrant's  disclosure  controls  and  procedures  (as  defined  in  rule
     30a-3(c)  under the Act) are  effective  in design  and  operation  and are sufficient to form the basis of the certifications required by Rule 30a-(2)
     under the Act, based on their evaluation of these  disclosure  controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)  There were no changes in the  registrant's  internal control over financial reporting  (as defined in rule  30a-3(d)  under the Act),  or the  internal control over financial  reporting of its service  providers during the last fiscal  half  year  (the  registrant's  second  half year in the case of an annual report) that have materially  affected,  or are reasonably likely to
     materially  affect,  the  registrant's   internal  control  over  financial
     reporting.

Item 10.    Exhibits

SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  The Riverfront Funds, Inc.
By          /S/ C. John Ollier, Principal Financial Officer
            (insert name and title)

Date        August 26, 2003

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By          /S/ J. Donald Raines, Principal Executive Officer
Date        August 26, 2003

By          /S/ C. John Ollier, Principal Financial Officer
Date        August 26, 2003